General Information	12 Months Ended
Dec. 31, 2025
General Information About Financial Statements [Abstract]
General Information	1 General Information
Marex Group plc (the ‘Company’) is incorporated in England and Wales under the Companies Act.
The address of the registered office is 155 Bishopsgate, London, EC2M 3TQ, United Kingdom. The
principal activities of Marex Group plc and its subsidiaries (the 'Group') and the nature of the Group’s operations are set out in note 5.
The consolidated financial statements of the Group have been prepared in accordance with
International Financial Reporting Standards (‘IFRS Accounting Standards’), as issued by the International
Accounting Standards Board ('IASB'), including interpretations issued by the IFRS Interpretations
Committee. There were no unendorsed standards effective for the year ended 31 December 2025 affecting these consolidated financial statements.
The consolidated financial statements of the Group are presented in US dollars (‘USD’ or ‘$’), which is also the Company’s functional currency. All amounts have been rounded to the nearest tenth of a million (‘m’), except where otherwise indicated.